Note 6 - Share Based Compensation (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 6 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		440,701		1,363,102
Option Expiration		10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)		395,763		74,355
Adjusted Share Information	5.00%	5.00%		5.00%
Allocated Share-based Compensation Expense		$ 75,949	$ 75,661	$ 99,152	$ 90,596
Unrecognized Compensation Cost Related To Nonvested Stock Option Based Compensation Arrangements		150,270		96,434
Recognition of Nonvested Stock Options		3 years		4 years
Employee Benefits and Share-based Compensation		326,085	262,933	375,606	336,134
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		673,803		833,593
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		3 years
Dividends Payable, Date Declared		Dec. 20, 2012		Dec. 20, 2012
Dividends Payable, Date to be Paid		Jan. 14, 2013		Jan. 31, 2013
Dividends Payable, Date of Record		Jan. 14, 2013		Jan. 14, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				$ 9,399	$ 16,122
Recognition of Nonvested Stock Grants				3 years
Director Stock Plan 2006 [Member]
Note 6 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)				49,926
Equity Incentive Plan [Member]
Note 6 - Share Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)				24,429